Impairment Charge - Summary of Loan Loss Charges (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan Loss Charges [Abstract]
Expected credit loss allowance	$ (2,812,682,658)	$ (1,119,786,999)	$ (529,586,977)
Direct charge offs	(134,544,691)	(15,214,965)	(16,653,219)
Total	$ (2,947,227,349)	$ (1,135,001,964)	$ (546,240,196)